Condensed Financial Statements of the Company (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Current assets:
Cash and cash equivalents | ¥		¥ 285,924	¥ 378,445
Total current assets | ¥		393,222	467,124
Total assets | ¥		432,711	479,409
Current liabilities:
Total current liabilities | ¥		47,521	75,833
Total liabilities | ¥		62,230	75,833
Commitments and contingencies | ¥
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2019 and 2020, respectively) | ¥		600	600
Additional paid-in capital | ¥		224,702	224,702
Retained earnings | ¥		120,314	155,266
Accumulated other comprehensive income | ¥		467	11
Total equity | ¥		370,481	403,576
Total liabilities and equity | ¥		432,711	479,409
US$ [Member]
Current assets:
Cash and cash equivalents | $	$ 40,470
Total current assets | $	55,657
Total assets | $	61,246
Current liabilities:
Total current liabilities | $	6,726
Total liabilities | $	8,808
Commitments and contingencies | $
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2019 and 2020, respectively) | $	85
Additional paid-in capital | $	31,805
Retained earnings | $	17,029
Accumulated other comprehensive income | $	66
Total equity | $	52,438
Total liabilities and equity | $	61,246
Variable Interest Entities [Member]
Current assets:
Cash and cash equivalents | ¥		15,286	16,036
Total current assets | ¥		15,286	16,036
Investments in subsidiaries | ¥		352,755	384,561
Total assets | ¥		368,041	400,597
Current liabilities:
Other payables and accrued expenses | ¥		85	194
Total current liabilities | ¥		85	194
Total liabilities | ¥		85	194
Commitments and contingencies | ¥
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2019 and 2020, respectively) | ¥		600	600
Additional paid-in capital | ¥		224,702	224,702
Retained earnings | ¥		142,187	175,090
Accumulated other comprehensive income | ¥		467	11
Total equity | ¥		367,956	400,403
Total liabilities and equity | ¥		¥ 368,041	¥ 400,597
Variable Interest Entities [Member] | US$ [Member]
Current assets:
Cash and cash equivalents | $	2,164
Total current assets | $	2,164
Investments in subsidiaries | $	49,929
Total assets | $	52,093
Current liabilities:
Other payables and accrued expenses | $	12
Total current liabilities | $	12
Total liabilities | $	12
Commitments and contingencies | $
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2019 and 2020, respectively) | $	85
Additional paid-in capital | $	31,805
Retained earnings | $	20,125
Accumulated other comprehensive income | $	66
Total equity | $	52,081
Total liabilities and equity | $	$ 52,093